Capital Lease Obligations (Details Narrative) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Capital Lease Obligations [Abstract]
Aggregate present value of the minimum lease payments	$ 75,000	$ 55,000
Discount rate	8.60%	8.64%
Gross amount of capital lease	$ 80,000	$ 62,000
Amount of accumulated amortization	$ 14,000	$ 3,100